Investments - Schedule of Contractual Maturities of the Company’s Fixed Maturity Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair value
Due in one year or less	$ 135,857	$ 78,459
Due after one you through to five years	587,635	515,337
Due after five you through to ten years	198,836	100,801
Due after ten years	79,775	70,993
Fair value	1,002,103	765,590
Amortized cost
Due in one year or less	137,430	79,334
Due after one you through to five years	596,130	530,182
Due after five you through to ten years	201,264	103,933
Due after ten years	89,042	76,170
Amortized cost	$ 1,023,866	$ 789,619